PRINCIPAL ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) item customer segment	Dec. 31, 2025 USD ($) item customer segment	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalent primarily of bank deposits | $					$ 6,300,000	$ 600,000
Cash and cash equivalents	¥ 58,489,000		¥ 10,911,000		8,364,000
Allowances for credit losses	40,773,000		¥ 39,577,000		5,700,000
License authorization period			5 years			5 years
Purchase of Intangible assets	10,510,000	$ 1,503,000
Advertising expenses	400,000	60,000.00	¥ 0	¥ 200,000
Marketing expenses	33,600,000	$ 4,900,000	200,000	1,500,000
Unrestricted government subsidies from local government	¥ 0		¥ 30,000.00	0
Number of reportable segments | segment	2	2	2
One supplier | Supplier | Cost of goods and service benchmark
PRINCIPAL ACCOUNTING POLICIES
Number of suppliers | item	1	1
Concentration risk percentage	12.00%	12.00%
Related party
PRINCIPAL ACCOUNTING POLICIES
Accounts receivable	¥ 6,284,000				899,000
Accounts receivable, net of allowance for credit losses	¥ 0
Related party | Customer one | Customer | Accounts receivable
PRINCIPAL ACCOUNTING POLICIES
Number of customers | customer	1	1
Concentration risk percentage	62.00%	62.00%
Related party | One supplier | Supplier | Accounts payable
PRINCIPAL ACCOUNTING POLICIES
Number of suppliers | item	1	1
Concentration risk percentage	19.00%	19.00%
Nonrelated party
PRINCIPAL ACCOUNTING POLICIES
Accounts receivable	¥ 3,782,000				540,000
Accounts receivable, net of allowance for credit losses	505,000		¥ 505,000		$ 72,000
Allowance for credit losses	7,800,000	$ 1,100,000	0	17,800,000
Allowance for credit losses written off	¥ 7,800,000	$ 1,100,000	800,000	100,000
Nonrelated party | Two customers | Customer | Accounts receivable
PRINCIPAL ACCOUNTING POLICIES
Number of customers | customer	2	2
Nonrelated party | Customer one | Customer | Accounts receivable
PRINCIPAL ACCOUNTING POLICIES
Concentration risk percentage	23.00%	23.00%
Nonrelated party | Customer two | Customer | Accounts receivable
PRINCIPAL ACCOUNTING POLICIES
Concentration risk percentage	13.00%	13.00%
Nonrelated party | One supplier | Supplier | Accounts payable
PRINCIPAL ACCOUNTING POLICIES
Number of suppliers | item	1	1
Concentration risk percentage	36.00%	36.00%
Game Licenses
PRINCIPAL ACCOUNTING POLICIES
Initial cost of the licenses	¥ 2,800,000
Net of recoverable taxes	200,000
Purchase of Intangible assets	3,000,000	$ 400,000
AI software- AI-driven User Acquisition And Platform Distribution Hub [Member]
PRINCIPAL ACCOUNTING POLICIES
Purchase of Intangible assets	7,500,000	1,100,000
Total consideration	14,500,000	2,100,000
Consideration payable	¥ 7,000,000	$ 1,000,000
Minimum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period	1 year	1 year
Maximum
PRINCIPAL ACCOUNTING POLICIES
Share-based awards vesting period	4 years	4 years
Maximum | Game Licenses
PRINCIPAL ACCOUNTING POLICIES
License authorization period	5 years				5 years
Filecoin | Other Nonoperating Income (Expense)
PRINCIPAL ACCOUNTING POLICIES
Net income (loss) attributable to the group under crypto asset	¥ 300,000	$ 40,000.00	2,000,000	¥ 1,500,000
Greater China
PRINCIPAL ACCOUNTING POLICIES
Cash, FDIC insured amount	500,000				$ 71,499
Total unprotected cash held in bank	52,700,000		4,100,000		7,500,000
United States
PRINCIPAL ACCOUNTING POLICIES
Cash, FDIC insured amount	1,700,000				250,000
Total unprotected cash held in bank	0		0
Controlled by PRC State Administration for Foreign Exchange, under authority of People's Bank of China
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents	¥ 13,700,000		¥ 6,600,000		$ 2,000,000